Earnings Per Share and Capital Structure Computation of Basic and Diluted Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss) available to common shareholders	$ (510,157)	$ 104,770	$ (2,249)
Weighted Average Number of Shares Outstanding, Basic	40,612,000	40,337,000	38,539,000
Dilutive effect of convertible notes	0	103,000	0
Dilutive effect of stock-based awards	0	507,000	0
Weighted Average Number of Shares Outstanding, Diluted	40,612,000	40,947,000	38,539,000
Earnings (loss) per common share-Basic	$ (12.56)	$ 2.60	$ (0.06)
Earnings (loss) per common share - Diluted	$ (12.56)	$ 2.56	$ (0.06)